Note 18 - Trade and Other Payables	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
18.
TRADE AND OTHER PAYABLES

The Company's trade and other payables are primarily comprised of amounts outstanding for purchases relating to mining operations, exploration and evaluation activities and corporate expenses. The normal credit period for these purchases is usually between
30
to
90
days.

Trade and other payables are comprised of the following items:

	December 31, 2020	December 31, 2019
Trade payables	$31,262	$23,984
Trade related accruals	18,635	12,314
Payroll and related benefits	21,427	19,059
Environmental duty	2,156	1,483
Other accrued liabilities	2,522	2,283
	$76,002	$59,123